LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Personal Lines
Favorable development in loss and loss adjustment expense reserves	70.00%	70.00%	55.00%
Personal Lines | Agency Channel
Favorable development in loss and loss adjustment expense reserves	25.00%		25.00%
Personal Lines | Direct Channel
Favorable development in loss and loss adjustment expense reserves	75.00%		75.00%
Accident Year 2009
Favorable development in loss and loss adjustment expense reserves		70.00%
Accident Years 2006 and prior
Favorable development in loss and loss adjustment expense reserves			60.00%